Investment Strategy - Defiance Pure AI Daily 2X Strategy ETF	Jun. 12, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) the performance of an actively managed group of “pure artificial intelligence (AI)” company securities, meaning securities of issuers for which AI is a principal line of business as defined below, (the “Target Portfolio”) by employing derivatives, namely swap agreements and/or listed options contracts. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day, generally 4:00 p.m. Eastern Time.

The Fund defines “Pure Artificial AI Companies” as companies for which AI is a principal line of business as measured by meeting one or more of the following criteria:

●	Derive at least 50% of their revenues from AI technologies, products, services, or applications, such as companies engaged in, among other areas, AI software and model development, AI-enabled applications and automation tools, data analytics and AI services, and other AI-driven products or platforms;

●	Allocate at least 50% of their assets or capital expenditures to AI infrastructure, computing, data processing, or related technologies, such as companies investing primarily in semiconductors and specialized hardware, cloud computing and data-center infrastructure, data processing and storage, networking and advanced computing systems, or other technology infrastructure supporting AI workloads; or

●	Incur at least 50% of their research and development expenditures related to AI or machine learning, such as companies focused on developing AI models, algorithms, and related software, improving AI hardware or compute efficiency, or advancing AI-enabled products, platforms, and services across end markets.

The Fund seeks to obtain leveraged 2X exposure to the Target Portfolio primarily through swap agreements and/or listed options strategies. The Fund does not invest directly in the equity securities of the companies included in the Target Portfolio.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, regulatory constraints, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2X) the daily performance of the Target Portfolio, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

Target Portfolio Selection

The Adviser employs a thematic and qualitative approach to identify and select a focused portfolio of generally between 1 and 5 companies aligned with the Fund’s pure artificial intelligence (AI) investment theme. The selection process emphasizes companies that demonstrate meaningful participation in AI-related technologies and activities.

The companies in the Target Portfolio may include large-, mid-, and small-capitalization companies and may be domestic or foreign issuers, including American Depositary Receipts (“ADRs”) of foreign companies listed on U.S. or non-U.S. exchanges.

The Adviser evaluates companies using a combination of thematic criteria, including:

●	Core AI Activities: Companies for which AI-related operations represent a primary operational focus, demonstrated through stated objectives, revenue exposure, product development efforts, or industry participation. The Adviser assesses Core AI based on its analysis of publicly available financial information. No single factor is determinative; the Adviser weighs them in the aggregate.

●	Industry Leadership: Emphasis on companies recognized for innovation, technological capabilities, operational scale, or participation in significant commercial or governmental AI initiatives. The Adviser assesses Industry Leadership through its analysis of publicly available financial information and by reference to: (i) coverage by industry analysts or trade publications as a significant AI participant; (ii) participation in material commercial or governmental AI programs; (iii) a track record of AI innovation reflected in patents, published research, or widely-adopted products; and (iv) market classification as an AI-focused company. No single factor is determinative; the Adviser weighs them in the aggregate.

●	Emerging Potential: Priority is given to companies achieving material advancements, expanding capabilities, or demonstrating momentum within the AI ecosystem, reflecting their potential for increasing economic impact. The Adviser assesses Emerging Potential through its analysis of publicly available financial information and by reference to: (i) an AI product or platform pipeline with credible commercialization prospects; (ii) accelerating revenue growth or margin expansion attributable to AI activities; (iii) announced partnerships or strategic initiatives expected to strengthen the company’s AI positioning; and (iv) technological differentiation or IP that provides competitive advantage. No single factor is determinative; the Adviser weighs them in the aggregate.

Based on a proprietary evaluation framework, the Adviser selects a Target Portfolio generally consisting of 1 to 5 companies. The number of Target Portfolio constituents depends on the availability of eligible pure artificial intelligence (AI) companies, the suitability of secondary selections, and the Fund’s ability to source the required leverage for each security. Each trading day, the Target Portfolio will generally be reallocated so that each underlying security is approximately equally weighted.

To manage overall portfolio risk, the Adviser may adjust individual weightings to mitigate exposure to companies exhibiting extreme volatility, high correlations, liquidity constraints, or other characteristics that could disproportionately affect performance. Additionally, if regulatory or structural constraints arise from the Target Portfolio’s composition that affect Fund’s derivatives portfolio from achieving 2X returns, the Adviser may adjust the Target Portfolio to enhance the Fund’s ability to achieve its investment objective.

To maintain alignment with advancements in AI technologies, shifts in company focus, and emerging opportunities, the Adviser will, at least quarterly, either reconfirm the construction of the Target Portfolio or establish a new Target Portfolio by replacing some or all of its underlying securities.

The Adviser may, at its discretion, make adjustments to the Target Portfolio at any time, including between scheduled rebalancing periods in response to developments deemed material, such as announcements of significant launches, operational milestones, technological breakthroughs, or broader advancements within the artificial intelligence (AI) sector. Each day, the Fund’s then-current Target Portfolio will be available on the Fund’s website at www.defianceetfs.com.

Derivatives Portfolio Selection

The Fund will enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the underlying security in the Target Portfolio. If the Fund is unable to obtain the necessary exposure through swaps or other derivatives, or encounters other constraints (e.g., market or regulatory), the Fund may not always achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Fund’s Target Portfolio, and may return substantially less during such periods.

At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure of approximately 200% to the aggregate performance of the Fund’s Target Portfolio.

For examples of a hypothetical investment in the Fund, see the prospectus section entitled “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the volatility of the Target Portfolio; b) the performance of the Target Portfolio; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Target Portfolio securities. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of one or more Target Portfolio securities, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Target Portfolio securities, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective. See the provision in the Prospectus entitled “Additional Information About the Fund,” for more information about the Fund’s use of options.

Collateral

The Fund will hold assets to serve as collateral for the Fund’s derivatives transactions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund has adopted a policy of having at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Target Portfolio securities.

The Fund may invest in equity securities of large-, mid-, and small-capitalization companies and may invest in U.S. and non-U.S. issuers, including through American Depositary Receipts (“ADRs”). The Fund may also invest in privately held companies, including in securities of companies that have recently completed initial public offerings (“IPOs”), special purpose acquisition companies (“SPACs”), or companies that have become publicly traded through business combinations involving SPACs (“de-SPAC transactions”).

The Fund may invest up to 15% of its net assets in illiquid securities.

The Fund will concentrate (i.e., invest 25% or more of its total assets) its investment exposure to companies in the artificial intelligence (AI) industry and in industries that develop, deploy, or operate AI-related technologies and services.

The Fund is expected to have a high portfolio turnover rate.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Target Portfolio over the same period. The Fund will lose money if the Target Portfolio’s performance is flat over time, and because of daily rebalancing, the volatility of the Target Portfolio and the effects of compounding, the Fund may lose money over time while the Target Portfolio’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

Strategy Portfolio Concentration [Text]	The Fund will concentrate (i.e., invest 25% or more of its total assets) its investment exposure to companies in the artificial intelligence (AI) industry and in industries that develop, deploy, or operate AI-related technologies and services.